Cover	Nov. 23, 2021	Jun. 14, 2021
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Nov. 23, 2021
Entity File Number		000-22245
Entity Registrant Name		Seelos Therapeutics, Inc.
Entity Central Index Key		0001017491
Entity Tax Identification Number		87-0449967
Entity Incorporation, State or Country Code		NV
Entity Address, Address Line One		300 Park Avenue
Entity Address, Address Line Two		2nd Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10022
City Area Code		(646)
Local Phone Number		293-2100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 par value
Trading Symbol		SEEL
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false